Derivative liabilities (Tables)	9 Months Ended
Jun. 30, 2022
Disclosure Of Derivative Financial Instruments [Abstract]
Summary of Movement in Derivative Liabilities

The movement in derivative liabilities is as follows:

($)
Balance at September 30, 2020	—
Acquisition of Ely	3,038
Change in fair value during the year	1,511
Balance at September 30, 2021	4,549
Acquisition of Abitibi (Note 3)	691
Exercise of Ely warrants	(124)
Change in fair value during the year	(4,588)
Balance at September 30, 2022	528